Investments	12 Months Ended
Dec. 31, 2013
Investments Schedule [Abstract]
Investments
5.	INVESTMENTS

	2012	2013	2013
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	80,638	78,291	12,933
Unrealized gains	1,511	4,098	677
Unrealized losses	(56,354)	(45,820)	(7,569)

Total at fair value	25,795	36,569	6,041

Equity securities listed in Hong Kong	12,126	19,433	3,210
Equity securities listed in Singapore	13,669	17,136	2,831

Total	25,795	36,569	6,041

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	14,108	13,697	2,263
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	14,108	13,697	2,263
Unrealized gains	—	7,041	1,163
Exchange differences	—	(108)	(18)

Total at fair value	14,108	20,630	3,408

As of the end of reporting period, the Company considers the declines in market value of one of its marketable securities in its investment portfolio to be other than temporary in nature and considers this investment other-than-temporarily impaired. Fair values were determined using closing prices of each individual security in the investment portfolio. When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and the Company’s intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment’s cost basis. During 2011, 2012 and 2013, the Company recognized impairment charges of, Rmb2,281, Nil and Nil, respectively.